Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	EQ ADVISORS TRUST
Central Index Key	0001027263
Amendment Flag	false
Document Creation Date	Sep 14, 2012
Document Effective Date	Sep 14, 2012
Prospectus Date	May 1, 2012

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED SEPTEMBER 14, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the "Trust") regarding the EQ/Quality Bond PLUS Portfolio (the "Portfolio"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with additional information with respect to the Portfolio's investment strategy.

Information Regarding

EQ/Quality Bond PLUS Portfolio

The section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” hereby is revised to include the following additional information:

Individual securities holdings may differ from the Intermediate Government Bond Index, and the Portfolio may not track the performance of the Intermediate Government Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Bond Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves.

* * * * *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	eqat1_SupplementTextBlock	EQ ADVISORS TRUSTSM

SUPPLEMENT DATED SEPTEMBER 14, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the "Trust") regarding the EQ/Quality Bond PLUS Portfolio (the "Portfolio"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with additional information with respect to the Portfolio's investment strategy.

Information Regarding

EQ/Quality Bond PLUS Portfolio

The section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” hereby is revised to include the following additional information:

Individual securities holdings may differ from the Intermediate Government Bond Index, and the Portfolio may not track the performance of the Intermediate Government Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Bond Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves.

* * * * *

EQ/Quality Bond PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat1_SupplementTextBlock	EQ ADVISORS TRUSTSM

SUPPLEMENT DATED SEPTEMBER 14, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the "Trust") regarding the EQ/Quality Bond PLUS Portfolio (the "Portfolio"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with additional information with respect to the Portfolio's investment strategy.

Information Regarding

EQ/Quality Bond PLUS Portfolio

The section of the Prospectus “Investments, Risks, and Performance – Principal Investment Strategy” hereby is revised to include the following additional information:

Individual securities holdings may differ from the Intermediate Government Bond Index, and the Portfolio may not track the performance of the Intermediate Government Bond Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Bond Index are valued. The Adviser may also purchase or sell futures contracts on fixed-income securities in lieu of investment directly in fixed-income securities themselves.

* * * * *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 14, 2012